ACQUISITIONS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 ClientConnect Ltd. [Member]	Jan. 31, 2014 ClientConnect Ltd. [Member] Stock Options [Member]	Jan. 31, 2014 ClientConnect Ltd. [Member] Restricted Stock Units [Member]	Jan. 31, 2014 ClientConnect Ltd. [Member] Common Stock [Member]	Jan. 31, 2014 Perion Network Ltd. [Member]	Jan. 31, 2014 Perion Network Ltd. [Member] Conduit Shareholders [Member]	Jan. 31, 2014 Perion Network Ltd. [Member] Perion Shareholders [Member]
Business Acquisition [Line Items]
Shares issued for acquisition			2,815,026	534,600	54,753,582
Percent of equity acquired							81.00%	19.00%
Amortization of intangible assets	$ 9,001					$ 3,780
Acquisition related costs incurred		$ 3,161